UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2000

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Eagle Growth Investors, L.L.C.
Address:	800 Third Avenue
		New York, New York 10022

13F File Number:	28-6566

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		David A. Rosenfeld
Title:		President/CEO
Phone:		(212) 652-4800
Signature, Place, and Date of Signing:

	David A. Rosenfeld	New York, New York	October 26, 2000

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	92

Form 13F Information Table Value Total:	$288,426,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T-Liberty Media Class A     COM              001957208     7175   398625 SH       SOLE                   398625
Act Manufacturing              COM              000973107    12531   237560 SH       SOLE                   237560
Albertsons                     COM              013104104      431    20500 SH       SOLE                    20500
Amdocs Limited                 COM              G02602103     6177    99030 SH       SOLE                    99030
AmeriCredit                    COM              03060R101     7205   250050 SH       SOLE                   250050
America Online                 COM              02364j104     7275   135349 SH       SOLE                   135349
American Express               COM              025816109      295     4855 SH       SOLE                     4855
American Home Products         COM              026609107      260     4600 SH       SOLE                     4600
American Intl Group            COM              026874107      698     7292 SH       SOLE                     7292
American Tower                 COM              029912201    13908   369045 SH       SOLE                   369045
Analog Devices                 COM              032654105     1106    13400 SH       SOLE                    13400
Apple Computer                 COM              037833100     2190    85040 SH       SOLE                    85040
Autozone                       COM              053332102      758    33425 SH       SOLE                    33425
AvalonBay Communities          COM              053484101     2339    49044 SH       SOLE                    49044
BP Amoco PLC ADR               COM              055622104      239     4576 SH       SOLE                     4576
Bed Bath & Beyond              COM              075896100     2688   110225 SH       SOLE                   110225
Berkshire Hathaway Cl B        COM              084670207     1323      639 SH       SOLE                      639
Biogen                         COM              090597105      909    14900 SH       SOLE                    14900
Brinker International          COM              109641100     1138    37762 SH       SOLE                    37762
Bristol Myers Squibb           COM              110122108      571    10000 SH       SOLE                    10000
CVS Corp.                      COM              126650100      278     6000 SH       SOLE                     6000
Carnival Cruise                COM              143658102     2820   114525 SH       SOLE                   114525
Cendant                        COM              151313103     1486   136650 SH       SOLE                   136650
Chesapeake Energy              COM              165167107       72    10000 SH       SOLE                    10000
Chubb                          COM              171232101      222     2800 SH       SOLE                     2800
Cisco Systems                  COM              17275R102     8785   159001 SH       SOLE                   159001
Citigroup                      COM              172967101    15024   277902 SH       SOLE                   277902
Clear Channel                  COM              184502102     4724    83615 SH       SOLE                    83615
Compaq Computer                COM              204493100     1989    72123 SH       SOLE                    72123
Conseco                        COM              208464107       76    10000 SH       SOLE                    10000
Credit Suisse Group            COM              4245614       3935    21057 SH       SOLE                    21057
Crown Castle International Cor COM              228227104      263     8475 SH       SOLE                     8475
Disney Walt                    COM              254687106      519    13575 SH       SOLE                    13575
EBAY                           COM              278642103      282     4100 SH       SOLE                     4100
EMC Corp                       COM              268648102     8177    82492 SH       SOLE                    82492
Elan Corp. ADR                 COM              284131208      230     4200 SH       SOLE                     4200
Ericsson Telephone             COM              294821400      425    28720 SH       SOLE                    28720
Exxon Mobil Corp.              COM              30231g102      693     7777 SH       SOLE                     7777
General Electric               COM              369604103      746    12930 SH       SOLE                    12930
Gillette                       COM              375766102      705    22826 SH       SOLE                    22826
Hewlett Packard                COM              428236103     1515    15620 SH       SOLE                    15620
Home Depot                     COM              437076102     9172   172850 SH       SOLE                   172850
IMS Health                     COM              449934108     2791   134500 SH       SOLE                   134500
Inhale Therapeutic Systems     COM              457191104     3649    64730 SH       SOLE                    64730
Inktomi Corporation            COM              457277101     3818    33490 SH       SOLE                    33490
Intel                          COM              458140100     6813   163916 SH       SOLE                   163916
Internet Commerce Corp.        COM              46059F109     2365   227995 SH       SOLE                   227995
Internet Pictures              COM              46059S101     3095   569269 SH       SOLE                   569269
Intimate Brands                COM              461156101      531    28420 SH       SOLE                    28420
Intuit                         COM              461202103      449     7872 SH       SOLE                     7872
Johnson & Johnson              COM              478160104      268     2850 SH       SOLE                     2850
Kent Electronics               COM              490553104     9679   405415 SH       SOLE                   405415
Kohls Corp                     COM              500255104     2590    44900 SH       SOLE                    44900
Macromedia, Inc                COM              556100105     3669    45400 SH       SOLE                    45400
Marriott International         COM              571900109      454    12450 SH       SOLE                    12450
Mattel                         COM              577081102      189    16917 SH       SOLE                    16917
Maxygen                        COM              577776107     2806    54100 SH       SOLE                    54100
Medtronic                      COM              585055106      363     7000 SH       SOLE                     7000
Mellon Financial Corp.         COM              58551a108      380     8195 SH       SOLE                     8195
Merck                          COM              589331107     3024    40625 SH       SOLE                    40625
Microsoft                      COM              594918104     4289    71105 SH       SOLE                    71105
Morgan J.P.                    COM              616880100      325     1988 SH       SOLE                     1988
Morgan Stanley Dean Witter     COM              617446448     8953    97919 SH       SOLE                    97919
NTL Inc.                       COM              629407107    10545   227684 SH       SOLE                   227684
Netcentives                    COM              64108P101       98    12775 SH       SOLE                    12775
NextLink Communications        COM              65333h707      363    10320 SH       SOLE                    10320
Nextel Communications          COM              65332v103     5909   126405 SH       SOLE                   126405
Nokia                          COM              654902204     7864   197535 SH       SOLE                   197535
Nordstrom                      COM              655664100     1178    75665 SH       SOLE                    75665
Novavax                        COM              670002104       91    10000 SH       SOLE                    10000
Ocean Energy INC TEX           COM              67481E106     4310   279166 SH       SOLE                   279166
PSINet                         COM              74437C101     1242   129036 SH       SOLE                   129036
Pfizer                         COM              717081103     3618    80519 SH       SOLE                    80519
Providian Financial            COM              74406A102     7110    55985 SH       SOLE                    55985
Qwest Communications           COM              749121109      734    17064 SH       SOLE                    17064
Safeguard Scientifics          COM              786449108      272    13650 SH       SOLE                    13650
Schlumberger                   COM              806857108      457     5555 SH       SOLE                     5555
Staples                        COM              855030102     6844   482378 SH       SOLE                   482378
Sun Communities                COM              866674104     1403    44350 SH       SOLE                    44350
Symbol Technologies            COM              871508107     1523    42375 SH       SOLE                    42375
Taubman Centers                COM              876664103     1289   111500 SH       SOLE                   111500
Tellabs                        COM              879664100      287     6000 SH       SOLE                     6000
Texas Instruments              COM              882508104     8873   188031 SH       SOLE                   188031
Tyco International             COM              902120104     2800    53981 SH       SOLE                    53981
Veritas Software               COM              923436109     1502    10575 SH       SOLE                    10575
Viacom CL B                    COM              925524308     7782   133018 SH       SOLE                   133018
Wal Mart                       COM              931142103      697    14475 SH       SOLE                    14475
Wells Fargo                    COM              949746101      918    19980 SH       SOLE                    19980
Williams Sonoma                COM              969904101     2095    60275 SH       SOLE                    60275
Wind River Systems             COM              973149107     5316   110900 SH       SOLE                   110900
Worldcom                       COM              98157D106     9766   321513 SH       SOLE                   321513
Xpedior                        COM              98413B100     1687   519225 SH       SOLE                   519225